Newbuildings - Narrative (Details) $ in Millions	Jun. 30, 2024 USD ($) rig	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Delivery installments for jack-up drilling rigs | $	$ 319.8	$ 319.8
Jack-up rigs
Property, Plant and Equipment [Line Items]
Number of jack-up rigs scheduled for delivery | rig	2